Nature of operations and summary of significant accounting policies (Asset Impairment) (Detail) - Predecessor $ in Thousands	1 Months Ended	12 Months Ended
	Oct. 31, 2016 USD ($) Rig	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($) Rig	Dec. 31, 2014 USD ($)
Long Lived Assets Held For Sale [Line Items]
Loss on impairment of other assets		$ 1,393	$ 16,207	$ 0
Number of drilling rigs to be sold | Rig			4
Number of drilling rigs to be sold | Rig	4
Sale price of drilling rigs	$ 2,000
Sale of property closing period	2017-01
Upstream Equipment
Long Lived Assets Held For Sale [Line Items]
Loss on impairment of other assets			$ 6,015